Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Profit or Loss and Other Comprehensive Income
Revenue	$ 479,688	$ 434,094	$ 260,892
Cost of revenue:
Platform commissions	(129,623)	(117,229)	(75,163)
Game operation cost	(44,036)	(18,945)	(17,390)
Other operating income	1,327
Selling and marketing expenses	(152,674)	(270,065)	(165,756)
General and administrative expenses	(36,119)	(23,031)	(3,689)
Goodwill and investments in equity accounted associates' impairment	62,828
Share listing expense		(125,438)
Impairment loss on trade receivables and loans receivable	(29,987)	(102)
Total costs and expenses, excluding depreciation and amortization	(453,940)	(554,810)	(261,998)
Depreciation and amortization	(6,901)	(2,540)	(561)
Profit/(loss) from operations	18,847	(123,256)	(1,667)
Finance income	1,868	79	1,998
Finance expenses	(2,191)	(3,220)	(220)
Change in fair value of share warrant obligations and other financial instruments	2,767	10,080
Share of loss of equity-accounted associates	(10,121)
Profit/(loss) before income tax	11,170	(116,317)	111
Income tax expense	(3,760)	(1,127)	(862)
Profit/(loss) for the year, net of tax	7,410	(117,444)	(751)
Attributable to equity holders of the Company	7,303	(117,455)	(751)
Attributable to non-controlling interest	107	11
Other comprehensive income/(loss)
Items that are or may be reclassified subsequently to profit or loss	3,338	11	15
Foreign currency translation difference	3,456	36
Other	(118)	(25)	15
Total comprehensive income/(loss) for the year, net of tax	10,748	(117,433)	(736)
Attributable to equity holders of the Company	10,641	(117,444)	$ (736)
Attributable to non-controlling interest	$ 107	$ 11
Earnings/(loss) per share:
Basic earnings/(loss) per share, US$	$ 0.04	$ (0.64)	$ 0.00
Diluted earnings/(loss) per share, US$	$ 0.04	$ (0.64)	$ 0.00